Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 396,763	€ 399,821
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 7,421	€ 12,640
Expiration Date	2021-2025	2020-2024
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 4,902	€ 6,021
Expiration Date	2025	2024
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 384,440	€ 381,160